CONVERTIBLE LOANS (Details) - USD ($)			1 Months Ended		12 Months Ended
	Apr. 25, 2019	Jan. 28, 2019	May 31, 2019	Apr. 30, 2019	Dec. 31, 2019	Jan. 31, 2019	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018
Debt Instrument [Line Items]
Proceeds from convertible loan					$ 21,000,000
Interest rate (as a percent)				10.80%		10.80%	10.80%	10.80%	10.80%	10.00%
KAG
Debt Instrument [Line Items]
Loan agreed to fund	$ 1,000,000
Kunlun | KAG
Debt Instrument [Line Items]
Proceeds from convertible loan		$ 20,000,000	$ 20,000,000
Interest rate (as a percent)		4.35%
Conversion price		$ 10.00
Number of ordinary shares per unit		1
Striking price of redeemable warrants		$ 11.50
Principal amount converted		$ 20,000
Accrued interest converted		$ 219
Number of KAH's units/ KAH's ordinary shares issued		2,000,000
Beneficial conversion feature recognized		$ 2,128
58.com Holdings
Debt Instrument [Line Items]
Number of KAH's units/ KAH's ordinary shares issued				100,000
58.com Holdings | KAG
Debt Instrument [Line Items]
Proceeds from convertible loan	$ 1,000,000	$ 20,000,000
Interest rate (as a percent)	4.35%
Conversion price	$ 10.00
Number of KAH's units/ KAH's ordinary shares issued	100,000
Loan agreed to fund	$ 1,000,000